Consolidated statements of financial position (Details 3) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Lease liabilities, beginning	€ 845,948	€ 730,672
Additions	101,993	636,754
Derecognition	(20,555)	(228,547)
Re-payments	(366,156)	(296,020)
Short-term liability for accrued interest expense	(388)	1,362
Foreign exchange difference	(1,802)	1,727
Lease liabilities, ending	€ 559,041	€ 845,948